FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial instruments [Abstract]
Disclosure of financial instruments at fair value through profit or loss [Table Text Block]
	Level	December 31, 2024	December 31, 2023
Financial assets:
Cash and cash equivalents	1	$52,190	$8,815
Derivative asset	2	551	-
		$52,741	$8,815
Financial liabilities:
Convertible debt facility - derivative component	3	$2,611	$616